Equity Awards (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Stock Option Activity

Stock option activity during the six months ended June 30, 2017 consisted of the following (in thousands, except weighted-average information):

	Options Outstanding	Weighted- Average Exercise Price
Options outstanding at December 31, 2016	6,318	$5.65
Granted	806	15.82
Exercised	(769)	1.31
Cancelled/forfeited	(363)	7.45

Options outstanding at June 30, 2017	5,992	$7.47

Stock option activity during the year ended December 31, 2016 consisted of the following (in thousands, except per share information):

	Options Outstanding	Weighted- Average Exercise Price	Aggregate Intrinsic Value
Options outstanding at December 31, 2015	4,922	$2.87	$44,335
Granted	2,249	10.88
Exercised	(431)	0.96	4,125
Cancelled/forfeited	(422)	5.96

Options outstanding at December 31, 2016	6,318	5.65	51,752

Information Stock Options Outstanding

The following table summarizes information about stock options outstanding as of December 31, 2016 (number of options in thousands):

	Number of Options	Weighted- Average Remaining Contractual Life (Years)	Weighted- Average Exercise Price
Outstanding	6,318	8.14	$5.65
Exercisable	3,930	7.54	3.38
Unvested	3,189	9.09	8.99
Vested and expected to vest	6,059	8.08	5.46

Schedule of RSU Activity

RSU activity during the six months ended June 30, 2017 consisted of the following (in thousands, except weighted-average information):

	Awards Outstanding	Weighted- Average Grant Date Fair Value
RSUs outstanding at December 31, 2016	373	$12.30
Granted	148	17.11
Cancelled/forfeited	(61)	12.89

RSUs outstanding at June 30, 2017	460	$13.78

RSU activity during the year ended December 31, 2016 consisted of the following (in thousands, except per share information):

	Awards Outstanding	Weighted- Average Grant Date Fair Value (Per Share)	Aggregate Intrinsic Value
RSUs outstanding at December 31, 2015	—	$—	$—
Granted	373	12.30	4,589
Vested	—	—	—
Forfeited	—	—	—

RSUs outstanding at December 31, 2016	373	12.30	5,164

Schedule of Stock-based Compensation Expense

We classified stock-based compensation expense in the accompanying consolidated statements of operations and comprehensive loss as follows (in thousands):

	Six Months Ended June 30,
	2017	2016
Cost of revenue	$245	$48
Research and development	699	144
Sales and marketing	1,183	634
General and administrative	2,103	602

Total	$4,230	$1,428

We classified stock-based compensation expense in the accompanying consolidated statements of operations and comprehensive loss as follows (in thousands):

	Year Ended December 31,
	2014	2015	2016
Cost of revenue	$34	$34	$106
Research and development	1,081	239	338
Sales and marketing	183	800	1,281
General and administrative	9,379	409	1,559

Total	$10,677	$1,482	$3,284